Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,161	$ 269
Platinum bullion	30,165	23,207
Palladium bullion	95,662	94,440
Prepaid assets	66	139
Total assets	127,054	118,055
Current liabilities
Accounts payable	240	346
Total liabilities	240	346
Equity
Unitholders' capital	74,857	79,369
Unit premiums and reserves	1	1
Retained earnings	67,342	53,500
Underwriting commissions and issue expenses	(15,386)	(15,161)
Total equity (note 7)	126,814	117,709
Total liabilities and equity	$ 127,054	$ 118,055
Total equity per Unit	$ 18.06	$ 14.87